Accrued liabilities - Disclosure of Accrued Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Salaries and related items	€ 28,248	€ 20,166
Interest on external loans	12,674	1,750
Auditors, lawyers and consultants	4,379	5,482
Advertising and promotion	242	218
Rent	1,747	1,291
IT	3,082	1,405
Other accrued liabilities	4,267	2,766
Total	€ 54,639	€ 33,078